Summary Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund
Non-U.S. Intrinsic Value Fund (Summary Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Balanced Fund ■ Heritage Fund
Small Cap Growth Fund ■ Sustainable Equity Fund ■ Emerging Markets Debt Fund
Global Bond Fund (Summary Prospectuses dated March 1, 2024)

Zero Coupon 2025 Fund (Summary Prospectus dated February 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
California Tax-Free Money Market Fund
(Summary Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
One Choice© Portfolio: Very Conservative ■ One Choice© Portfolio: Conservative
One Choice© Portfolio: Moderate ■ One Choice© Portfolio: Aggressive
One Choice© Portfolio: Very Aggressive ■ Strategic Allocation: Aggressive Fund
Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund
Focused Dynamic Growth Fund (Summary Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
Utilities Fund (Summary Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund ■ Tax-Free Money Market Fund (Summary Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None
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